LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.97%
INVESTMENT COMPANY–96.97%
Global Multi-Asset Fund–96.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	51,585,829	$662,981,078
Total Affiliated Investment (Cost $515,616,201)		662,981,078

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	19,728,355	$19,728,355
Total Unaffiliated Investment (Cost $19,728,355)		19,728,355

TOTAL INVESTMENTS–99.85% (Cost $535,344,556)	682,709,433
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	992,448
NET ASSETS APPLICABLE TO 56,543,215 SHARES OUTSTANDING–100.00%	$683,701,881

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	Australian Dollar	$346,225	$335,869	12/16/24	$10,356	$—
12	British Pound	1,003,050	987,374	12/16/24	15,676	—
18	Euro	2,512,463	2,499,747	12/16/24	12,716	—
13	Japanese Yen	1,142,456	1,155,191	12/16/24	—	(12,735)
1	Swedish Krona	197,550	194,101	12/16/24	3,449	—
					42,197	(12,735)
Equity Contracts:
50	E-mini S&P 500 Index	14,535,625	14,226,180	12/20/24	309,445	—
4	E-mini S&P MidCap 400 Index	1,259,440	1,226,368	12/20/24	33,072	—
51	Euro STOXX 50 Index	2,855,562	2,790,108	12/20/24	65,454	—
9	FTSE 100 Index	997,318	1,006,956	12/20/24	—	(9,638)
6	OMXS 30 Index	155,127	150,883	10/18/24	4,244	—
3	SPI 200 Index	430,677	426,185	12/19/24	4,492	—
7	TOPIX Index	1,289,442	1,257,652	12/12/24	31,790	—
					448,497	(9,638)
Total Futures Contracts					$490,694	$(22,373)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.97%@
Global Multi-Asset Fund-96.97%@
✧✧LVIP BlackRock Global Allocation Fund	$667,213,116	$2,526,512	$80,659,580	$12,251,961	$61,649,069	$662,981,078	51,585,829	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP BlackRock Global Allocation Managed Risk Fund–2